NOTES PAYABLE (Tables) - MG Cleaners Llc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Schedule of Debt [Table Text Block]
Notes payable included the following as of June 30, 2017 and December 31, 2016:

	June 30,	December 31,
	2017	2016
Notes payable:

Secured note payable issued on October 15, 2010 and refinanced in January 2015 for purchase of all membership interest, bearing interest of 6% per year and due in monthly installments	$255,120	$274,077

Equipment floor plan financing agreement issued July 29, 2013, bearing interest of 7.50% and due in monthly installments	-	4,494

Secured note payable issued December 19, 2014, bearing interest of 7.25% per year, due in full on December 19, 2016	-	119,751

Secured note payable issued January 27, 2017, bearing interest of 7.25% per year, due in full on August 1, 2018	58,544	-

Secured note payable issued January 2, 2015, bearing interest of 6% per year, due in monthly installments	-	24,075

Secured note payable issued April 16, 2015, bearing interest of 6% per year, due in monthly installments	-	32,772

Secured note payable issued February 2, 2017, bearing interest of 6% per year, due in monthly installments	47,982	-

Secured finance facility issued June 6, 2016, bearing effective interest of 28.50%, due in periodic installments	-	54,466

	361,646	509,635

Less current maturities	(125,130)	(275,446)

Long term debt, net of current maturities	$236,516	$234,189

Notes payable included the following as of December 31, 2016 and 2015:

	2016	2015
Notes payable:

Secured note payable issued on October 15, 2010 and refinanced in January 2015 for purchase of all membership interest, bearing interest of 6% per year and due in monthly installments	$274,077	$301,469

Secured note payable issued June 22, 2012, bearing interest of 7.50% per year, due in monthly installments	-	4,191

Secured equipment floor plan financing agreement issued July 29, 2013, bearing interest of 7.50% and due in monthly installments	4,494	9,678

Secured note payable issued December 19, 2014, bearing interest of 7.25% per year, due in full on December 19, 2016	119,751	119,751

Secured note payable issued January 2, 2015, bearing interest of 6% per year, due in monthly installments	24,075	33,914

Secured note payable issued April 16, 2015, bearing interest of 6% per year, due in monthly installments	32,772	39,432

Secured finance facility issued August 5, 2015, bearing effective interest of 28.75%, due in periodic installments	54,466	25,505

	509,635	533,940

Less current maturities	(275,446)	(211,098)

Long term debt, net of current maturities	$234,189	$322,842

Schedule Of Debt Activity [Table Text Block]
A summary of the activity in notes payable for the six months ended June 30, 2017 and 2016 is shown below:

Notes payable

Balance at January 1, 2016	$533,940
Note issued secured by accounts receivable	70,700
Notes issued in connection with purchase of property and equipment	-
Less: payments on notes payable	(58,743)
545,897
Less - current maturities, net	(262,201)
Long-term notes payable, net June 30, 2016	$283,696

Balance at January 1, 2017	$509,635
Secured borrowings, net	322,303
Notes issued in connection with purchase of property and equipment	25
Less: payments on notes payable	(148,014)
683,949
Less - current maturities, net	(447,433)
Long-term notes payable, net June 30, 2017	$236,516

A summary of the activity in notes payable for the years ended December 31, 2016 and 2015 is shown below:

Notes payable

Balance at January 1, 2015	$467,714
Note issued secured by accounts receivable	202,093
Notes issued in connection with purchase of property and equipment	88,353
Less: payments on notes payable	(224,220)
533,940
Less - current maturities, net	(211,098)
Long-term notes payable, net December 31, 2015	$322,842

Balance at January 1, 2016	$533,940
Note issued secured by accounts receivable	70,700
Notes issued in connection with purchase of property and equipment	-
Less: payments on notes payable	(95,005)
509,635
Less - current maturities, net	(275,446)
Long-term notes payable, net December 31, 2016	$234,189

Debt [Member]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]	Future maturities of debt as of December 31, 2016 are as follows:
Debt
2017	$275,446
2018	53,637
2019	44,260
2020	46,987
2021	89,305

Totals	$509,635